Line of Credit and Notes Payable - Schedule of Required Principal Payments (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Year Ending December 31, 2025 (Remaining three months)	$ 1,944,710
Year Ending December 31, 2026	26,534	$ 438,550
Year Ending December 31, 2027	37,720	26,535
Year Ending December 31, 2028	39,008	37,720
Year ending December 31, 2029	40,646	39,008
Thereafter	1,352,125	1,352,123
Total	$ 3,440,743	$ 1,934,583	$ 220,000